Cover Page	Jul. 01, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Jul. 01, 2019
Entity Registrant Name	HORACE MANN EDUCATORS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10890
Entity Tax Identification Number	37-0911756
Entity Address, Address Line One	1 Horace Mann Plaza
Entity Address, City or Town	Springfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62715‑0001
City Area Code	217
Local Phone Number	789‑2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000850141
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Form 8-K/A) amends the Current Report on Form 8-K filed July 3, 2019 (the Original Report) by Horace Mann Educators Corporation (Horace Mann) reporting the completion of the Horace Mann's previously announced acquisition of NTALife Enterprises, LLC and Subsidiaries (NTA). This Form 8-K/A includes the historical audited and unaudited consolidated financial statements of NTA required under Item 9.01(a) and the combined pro forma financial information of Horace Mann and NTA required under Item 9.01(b). There are no additional changes to the Original Report, and this Form 8-K/A should be read in conjunction with the Original Report.